Income Taxes - Carryforwards (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Operating Loss Carryforwards [Line Items]
Section 382 net operating loss from previous acquisition	$ 137	$ 137
Alternative Minimum Credit	6	6
Total	1,479	143
Section 382 net operating loss from previous acquisition, annual limitation	21
Ordinary loss carryforwards, subject to expiration	50
Ordinary loss carryforwards, not subject to expiration	$ 108
Minimum
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards, subject to expiration, period of expiration	0 years
Maximum
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards, subject to expiration, period of expiration	20 years
Federal
Operating Loss Carryforwards [Line Items]
Ordinary loss carryforwards	$ 1,178	0
State
Operating Loss Carryforwards [Line Items]
Ordinary loss carryforwards	$ 158	$ 0